CORRECTION OF PRIOR PERIOD ERRORS (Details Narrative) - USD ($)							1 Months Ended					3 Months Ended
	Mar. 04, 2019	Feb. 11, 2019	Sep. 07, 2018	Jul. 01, 2018	Mar. 06, 2018	Feb. 01, 2018	Jul. 30, 2019	May 23, 2019	Mar. 29, 2019	Nov. 16, 2018	Jul. 31, 2016	Mar. 31, 2016	Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Number of restricted common stock issued	52,000,000	55,000	500,000	106,000,000	55,000,000		10,000,000	200,000	52,000,000	45,000		120,000,000
Number of restricted common stock cancelled						8,000,000					120,000,000
Decreased in accumulated deficit													$ 1,630,000